Segment information - Segment investments - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
eCapex	€ 7,293
Elimination of proceeds from sales of property, plant and equipment and intangible assets	610
Capex		€ 7,442	€ 7,209
Acquisitions of other intangible assets	2,385	1,895	1,893
Acquisitions of property, plant and equipment	6,181	5,883	5,677
Total investments	8,565	7,778	7,570
Financed assets [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment	144
Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment		136	43
Licenses [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	519	200	318
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	4,052
Elimination of proceeds from sales of property, plant and equipment and intangible assets	95
Capex		3,656	3,451
Total investments	4,291	3,656	3,463
France, operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment	144
France, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment		1	1
France, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Other increase (decrease) in other intangible assets		(1)
Acquisitions of other intangible assets	0		11
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	812
Elimination of proceeds from sales of property, plant and equipment and intangible assets	185
Capex		1,120	1,115
Total investments	1,296	1,339	1,129
Spain, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment		70	4
Spain, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	298	149	10
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	869
Elimination of proceeds from sales of property, plant and equipment and intangible assets	103
Capex		953	897
Total investments	982	995	908
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment		32	11
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	9	10
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	987
Elimination of proceeds from sales of property, plant and equipment and intangible assets	13
Capex		1,008	1,021
Total investments	1,211	1,052	1,319
Africa and Middle-East, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment		2	1
Africa and Middle-East, operating segment [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	212	42	297
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	404
Elimination of proceeds from sales of property, plant and equipment and intangible assets	5
Capex		353	382
Total investments	410	384	406
Enterprise, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment		31	24
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	141
Elimination of proceeds from sales of property, plant and equipment and intangible assets	208
Capex		316	282
Total investments	348	316	284
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment			2
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	7,265
Elimination of proceeds from sales of property, plant and equipment and intangible assets	610
Capex		7,406	7,148
Total investments	8,538	7,742	7,509
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment	144
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Acquisitions of property, plant and equipment		136	43
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Licenses [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	519	200	318
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	28
Capex		36	61
Total investments	€ 28	€ 36	€ 61